FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 7) - Recurring fair value measurement [member] - Swap contract [member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Assets
Financial assets	$ 173	$ 0
Financial Liabilities
Financial liabilities	$ 0	$ 867